                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number: ___________

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th Floor
         Boston, MA 02109

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Woodward
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:



/s/ Laura Woodward                      Boston, MA    5/15/09
-----------------------------------   [City, State]    [Date]
[Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER     NAME
28-___________________   ____________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         60
Form 13F Information Table Value Total:   $430,448
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.    FORM 13F FILE NUMBER        NAME
____   28-______________________   __________________________

[Repeat as necessary.]

                                    FORM 13F

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

Page 1 of 1

                                                                                                                      (SEC USE ONLY)

COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5               COLUMN 6           COLUMN 7      COLUMN 8
                                                                                 INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                             ----------------------------               (SHARES)
                                                                                  (B) SHARED-                      -----------------
                                                  VALUE   SHARES OR SH/ PUT/ (A)  AS DEFINED  (C) SHARED-  OTHER    (A)   (B)    (C)
NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL SOLE IN INSTR. V    OTHER    MANAGERS  SOLE SHARED NONE
----------------------- -------------- --------- -------- --------- --- ---- ---- ----------- ----------- -------- ----- ------ ----
ACADIA Pharmaceuticals,
Inc.                        Common     004225108    1,000 1,052,468 SH       Sole                            NA    Sole
Aetna Inc.                  Common     00817Y108    5,231   215,000 SH       Sole                            NA    Sole
Affymax Inc.                Common     00826A109    2,178   135,182 SH       Sole                            NA    Sole
Akorn, Inc.                 Common     009728106    1,845 2,145,147 SH       Sole                            NA    Sole
Alexion
Pharmaceuticals, Inc.       Common     015351109   11,328   300,800 SH       Sole                            NA    Sole
Align Technology, Inc.      Common     016255101    6,671   841,220 SH       Sole                            NA    Sole
Alkermes, Inc.              Common     01642T108    3,372   278,000 SH       Sole                            NA    Sole
Alnylam
Pharmaceuticals, Inc.       Common     02043Q107      813    42,700 SH       Sole                            NA    Sole
Amgen, Inc.                 Common     031162100   20,477   413,500 SH       Sole                            NA    Sole
Amylin
Pharmaceuticals, Inc.       Common     032346108    1,586   135,000 SH       Sole                            NA    Sole
Athersys, Inc.              Common     04744L106      720   800,000 SH       Sole                            NA    Sole
Avalon
Pharmaceuticals, Inc.       Common     05346P106      183   405,721 SH       Sole                            NA    Sole
Becton, Dickinson and
Company                     Common     075887109    8,096   120,400 SH       Sole                            NA    Sole
Biogen Idec Inc.            Common     09062X103   20,501   391,100 SH       Sole                            NA    Sole
CardioNet, Inc.             Common     14159L103   16,659   593,680 SH       Sole                            NA    Sole
Catalyst Health
Solutions, Inc.             Common     14888B103    4,527   228,400 SH       Sole                            NA    Sole
Celgene Corp.               Common     151020104   24,251   546,200 SH       Sole                            NA    Sole
Cephalon, Inc.              Common     156708109    7,232   106,200 SH       Sole                            NA    Sole
Cornerstone
Therapeutics, Inc.          Common     21924P103      310    75,627 SH       Sole                            NA    Sole
Cougar Biotechnology,
Inc.                        Common     222083107    4,041   125,511 SH       Sole                            NA    Sole
Cubist Pharmaceuticals,
Inc.                        Common     229678107    4,458   272,500 SH       Sole                            NA    Sole
CVS Caremark
Corporation                 Common     126650100    8,357   304,000 SH       Sole                            NA    Sole
deCODE Genetics, Inc.        Note      243586AB0       21   700,000 SH       Sole                            NA    Sole
Electro-Optical
Sciences, Inc.              Common     285192100    2,219   510,141 SH       Sole                            NA    Sole
Exelixis, Inc.              Common     30161Q104    4,803 1,044,230 SH       Sole                            NA    Sole
Forest Laboratories,
Inc.                        Common     345838106    4,743   216,000 SH       Sole                            NA    Sole
Genzyme Corporation         Common     372917104   21,765   366,475 SH       Sole                            NA    Sole
Gilead Sciences, Inc.       Common     375558103   35,690   770,500 SH       Sole                            NA    Sole
Hologic, Inc.               Common     436440101    5,835   445,798 SH       Sole                            NA    Sole
ICON Plc                 Sponsored ADR 45103T107    6,726   416,468 SH       Sole                            NA    Sole
IDEXX Laboratories,
Inc.                        Common     45168D104   10,780   311,746 SH       Sole                            NA    Sole
Illumina, Inc.              Common     452327109    7,828   210,200 SH       Sole                            NA    Sole
Intuitive Surgical,
Inc.                        Common     46120E602    2,060    21,600 SH       Sole                            NA    Sole
Inverness Medical
Innovations, Inc.           Common     46126P106   10,274   385,800 SH       Sole                            NA    Sole
iShares Nasdaq
Biotechnology
Index Fund              Nasdq Bio Indx 464287556   13,867   209,000 SH       Sole                            NA    Sole
Laboratory Corp.
of America
Holdings                    Common     50540R409    7,165   122,500 SH       Sole                            NA    Sole
Lexicon
Pharmaceuticals, Inc.       Common     528872104      844   774,191 SH       Sole                            NA    Sole
Life Technologies
Corporation                 Common     53217V109    8,678   267,175 SH       Sole                            NA    Sole
Martek Biosciences
Corporation                 Common     572901106    2,356   129,092 SH       Sole                            NA    Sole
Masimo Corporation          Common     574795100    3,144   108,480 SH       Sole                            NA    Sole
Medco Health Solutions,
Inc.                        Common     58405U102    8,607   208,200 SH       Sole                            NA    Sole
Medicines Company           Common     584688105    2,190   202,000 SH       Sole                            NA    Sole
Monsanto Company            Common     61166W101    4,637    55,800 SH       Sole                            NA    Sole
Mylan Inc.                  Common     628530107    7,084   528,250 SH       Sole                            NA    Sole
Myriad Genetics, Inc.       Common     62855J104    8,639   190,000 SH       Sole                            NA    Sole
NitroMed, Inc.              Common     654798503      529   696,600 SH       Sole                            NA    Sole
OSI Pharmaceuticals,
Inc.                        Common     671040103    6,611   172,800 SH       Sole                            NA    Sole
Penwest Pharmaceuticals
Co.                         Common     709754105    1,596   973,239 SH       Sole                            NA    Sole
PerkinElmer, Inc.           Common     714046109    2,710   212,200 SH       Sole                            NA    Sole
Perrigo Company             Common     714290103    2,982   120,088 SH       Sole                            NA    Sole
Pfizer                      Common     717081103    3,238   237,750 SH       Sole                            NA    Sole
Pharmaceutical Product
Development, Inc.           Common     717124101    6,711   282,940 SH       Sole                            NA    Sole
Stryker Corporation         Common     863667101    6,144   180,500 SH       Sole                            NA    Sole
Teva Pharmaceutical
Industries, Ltd.              ADR      881624209   24,789   550,263 SH       Sole                            NA    Sole
United Therapeutics
Corporation                 Common     91307C102   13,700   207,300 SH       Sole                            NA    Sole
Vertex Pharmaceuticals
Inc.                        Common     92532F100   11,808   411,000 SH       Sole                            NA    Sole
WellPoint, Inc.             Common     94973V107    6,584   173,400 SH       Sole                            NA    Sole
Wyeth                       Common     983024100    3,090    71,800 SH       Sole                            NA    Sole
Xenoport, Inc.              Common     98411C100    4,841   250,060 SH       Sole                            NA    Sole
Zix Corp.                   Common     98974P100    1,324 1,285,000 SH       Sole                            NA    Sole
COLUMN TOTALS                                    $430,448